Revision to prior period financial statements - Consolidated statements of changes in equity (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Beginning balance, Equity	[1]	$ (314.4)	[2]	$ 328.7		$ 1,341.6
Total transactions with owners of the company		29.1		4.6		4.5
Total comprehensive (loss)/income		195.5		(647.7)	[3]	(1,017.4)	[3]
Ending balance, Equity		(89.8)		(314.4)	[1],[2]	328.7	[1]
Accumulated losses
Beginning balance, Equity	[1]	(6,944.0)		(5,312.0)		(3,336.3)
Total transactions with owners of the company						0.9
Total comprehensive (loss)/income		143.6		(1,632.0)		(1,976.6)
Ending balance, Equity		(6,800.4)		(6,944.0)	[1]	(5,312.0)	[1]
As previously reported
Beginning balance, Equity		(295.8)		347.3		1,360.2
Total transactions with owners of the company				4.6		4.5
Total comprehensive (loss)/income				(647.7)		(1,017.4)
Ending balance, Equity				(295.8)		347.3
As previously reported | Accumulated losses
Beginning balance, Equity		(6,925.4)		(5,293.4)		(3,317.7)
Total transactions with owners of the company						0.9
Total comprehensive (loss)/income				(1,632.0)		(1,976.6)
Ending balance, Equity				(6,925.4)		(5,293.4)
Adjustments
Beginning balance, Equity		(18.6)		(18.6)		(18.6)
Ending balance, Equity				(18.6)		(18.6)
Adjustments | Accumulated losses
Beginning balance, Equity		$ (18.6)		(18.6)		(18.6)
Ending balance, Equity				$ (18.6)		$ (18.6)

[1]	Revised for a correction to Property, plant and equipment (see note 34)
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)
[3]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information